Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Service-based share options
Share-based compensation plan disclosures
Summary of service-based or performance-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2014	25,927,910	2.96	3.31	24,253,925
Granted	200,000
Exercised	(1,204,490)
Forfeited or cancelled	(1,723,895)

Outstanding as of December 31, 2014	23,199,525	2.95	2.39	15,242,323

Vested and expected to vest as of December 31, 2014	22,431,529	2.99	2.36	14,534,499
Exercisable as of December 31, 2014	13,067,655	3.49	1.78	5,904,270

Assumptions used to estimate the fair value of each option grant

	For the years ended December 31,
	2012	2013	2014
Risk-free interest rates (%)(1)	0.47%	0.56% - 0.66%	1.16%
Expected life (in years)(2)	3.64	3.63 - 3.64	3.62
Expected dividend yield (%)(3)	3.64%	3.78%	1.67%
Expected volatility (%)(4)	62.61%	57.11% - 57.71%	55.30%
(1)	The risk-free interest rate is based on the U.S. treasury yield for a term consistent with the expected life of the awards.
(2)

The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)	The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.
(4)

The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

Performance-based share options
Share-based compensation plan disclosures
Summary of service-based or performance-based share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2014	2,468,905	3.31	0.71	2,243,964
Granted	—
Exercised	(565,600)
Forfeited or cancelled	(60,110)

Outstanding as of December 31, 2014	1,843,195	3.79	0.49	893,680

Vested and expected to vest as of December 31, 2014	1,838,924	3.79	0.49	893,680
Exercisable as of December 31, 2014	1,804,980	3.76	0.46	918,511